August 8, 2005
VIA EDGAR
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549
Re: Preliminary Proxy Statement for Selectica, Inc.
To Whom It May Concern:
Attached for filing pursuant to the Securities Exchange Act of 1934, as amended, is a Preliminary Proxy Statement for Selectica, Inc. (the “Registrant”). As required by Rule 14a-6, we hereby notify you that the Registrant is filing the Preliminary Proxy Statement because it has commented on a solicitation in opposition related to proposals made by one of its stockholders.
Please call Chris Dillon at (650) 463-5449 or Brett Pletcher at (650) 463-5341 if you have any questions or comments.
Very truly yours,
/s/ Edward M. Shen
Edward M. Shen, Esq.
Attachment

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